Schedule of Property and equipment, net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Building		$ 565,000	$ 565,000
Leasehold improvements		1,439,582	1,009,886
Motor vehicles		2,249,705	1,435,700
Furniture, fixtures and equipment			60,400
Equipment for leasing		8,618,580	14,510,730
Less: accumulated depreciation		(6,062,411)	(8,695,481)
Property and equipment, net	$ 875,043	$ 6,810,456	$ 8,886,235